Share Capital - Schedule of Composed of Shares (Details) (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
NIS [Member]
IfrsStatementsLineItems [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01